Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 130,058		¥ 133,575
VAT recoverable (b)	95,899		92,483
Deposits, prepaid rental and property management fees	62,877		35,021
Prepayments for products procurement (c)	6,731		6,742
Others	70,626		36,820
Prepayments and other current assets	¥ 366,191	$ 57,463	¥ 304,641